Accounts Receivable, Net - Activity in the allowance for doubtful accounts (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts at beginning of period	$ 102	$ 216	$ 42	$ 216	$ 216	$ 135	$ 12,077
Plus: provision for (reduction in) allowance	(81)	0	(81)	0	(174)	81	(10,534)
Less: write-offs, net of recoveries	(30)	0	(90)	0	0	0	(1,408)
Allowance for doubtful accounts at period end	51	216	51	216	42	216	135
Accounts, Notes, Loans and Financing Receivable [Line Items]
Dispute included in gross profit	52,870	$ 27,008	91,065	$ 40,722	31,526	$ 66,021	$ 85,246
One Customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unapproved change order, amount	$ 21,000		$ 21,000		9,200
Dispute included in gross profit					$ 5,600